Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
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Property, Plant and Equipment

6.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consisted of the following as of June 30, 2017 and December 31, 2016:

	2017	2016
At Cost:
Buildings	$6,004,116	$5,865,546
Equipment	5,897,586	5,779,506
Motor vehicles	49,665	48,518
Furniture and fixtures	22,854	19,070
	$11,974,221	$11,712,641
Less: Accumulated depreciation
Buildings	390,306	241,991
Equipment	575,375	280,610
Motor vehicles	45,982	39,159
Furniture and fixtures	5,132	2,601
	1,016,794	564,361

	$10,957,427	$11,148,280

Depreciation expenses translated at the average exchange rates for the six months ended June 30, 2017 and 2016 were $432,878 and $458,802, respectively.

6.	PLANT AND EQUIPMENT

Plant and equipment consisted of the following as of December 31, 2016 and 2015:

	2016	2015
At Cost:
Buildings	$5,865,546	$4,786,603
Equipment	5,779,506	70,920
Motor vehicles	48,518	51,407
Furniture and fixtures	19,070	5,202
	$11,712,641	$4,914,132
Less: Accumulated depreciation
Buildings	241,991	18,946
Equipment	280,610	3,182
Motor vehicles	39,159	29,517
Furniture and fixtures	2,601	147
	564,361	51,792

	$11,148,280	$4,862,340

Depreciation expenses translated at the average exchange rates for the years ended December 31, 2016 and 2015 were $537,909 and $35,851, respectively.